THE HUNTINGTON FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                                 April 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  THE HUNTINGTON FUNDS (the "Trust")
            Huntington Money Market Fund
                  Investment A Shares
                  Investment B Shares
                  Interfund Shares
                  Trust Shares
            Huntington Ohio Municipal Money Market Fund
                  Investment A Shares
                  Trust Shares
            Huntington Florida Tax-Free Money Fund
                  Investment A Shares
                  Trust Shares
            Huntington U.S. Treasury Money Market Fund
                  Investment A Shares
                  Trust Shares
            Huntington Dividend Capture Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Growth Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Income Equity Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington International Equity Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
                         Huntington Macro 100 Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Mid Corp America Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington New Economy Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Real Strategies Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Rotating Markets Fund
                  Investment A Shares
                  Trust Shares
            Huntington Situs Small Cap Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
                         Huntington Fixed Income Securities Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Intermediate Government Income Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Michigan Tax-Free Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Mortgage Securities Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Ohio Tax-Free Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Short/Intermediate Fixed Income Securities Fund
                  Investment A Shares
                  Trust Shares
            Huntington VA Dividend Capture Fund
            Huntington VA Growth Fund
            Huntington VA Income Equity Fund
            Huntington VA International Fund
            Huntington VA Macro 100 Fund
            Huntington VA Mid Corp America Fund
            Huntington VA New Economy Fund
            Huntington VA Rotating Markets Fund
            Huntington VA Situs Small Cap Fund
            Huntington VA Mortgage Securities Fund
           1933 Act File No. 33-11905
            1940 Act File No. 811-05010

Dear Sir or Madam:

      Post-Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Trust's Rule 485(a) Amendments filed with the Commission on February 8, 2007 (retail portfolios) and February 15, 2007 (VA portfolios).

      This Trust is marketed through banks, savings associations or credit unions.

      As indicated on the facing page of the Amendments, the Registrant has specified that it is to become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


      If you have any questions on the enclosed material,  please  contact me at
(412) 288-1202.

                                                 Very truly yours,



                                                 /s/ Alice Helscher
                                                 Alice Helscher
                                                 Paralegal

Enclosures